Related Party Transactions (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 14, 2023	Jan. 01, 2019	Mar. 31, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Total loan					$ 179,191
Repaid loan amount			$ 100,000
Principal amount	$ 79,191
Interest amount	$ 97,209
Balance due loans					0	$ 179,191
Balance due accrues interest		12.50%
Total accrued interest					$ 0	$ 90,119
Agreement term					1 year	1 year
Balance due loans						$ 179,191	$ 179,191
Total accrued interest						90,119
Additional amount						1,523
Technology Service [Member]
Related Party Transactions (Details) [Line Items]
Company paid				$ 21,500	$ 13,000	$ 9,500	$ 9,000
Series C Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Preferred stock issued (in Shares)					2,000,000	0
Mr. Wood [Member] | Series C Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Preferred stock issued (in Shares)					2,000,000
Mr. Wood [Member]
Related Party Transactions (Details) [Line Items]
Related party amount compensated per month					$ 8,000	$ 8,000
Accrued compensation					15,000	2,000	$ 2,000
Cash payments				60,000	59,000	84,000	48,000
Mr. Bird [Member]
Related Party Transactions (Details) [Line Items]
Related party amount compensated per month					8,000	8,000
Accrued compensation					46,000	50,000	45,000
Cash payments				28,000	44,000	76,000	24,000
Mr. Lane [Member]
Related Party Transactions (Details) [Line Items]
Cash payment				48,000	28,000	66,000	26,000
Chief Executive Officer [Member] | Technology Service [Member]
Related Party Transactions (Details) [Line Items]
Company paid				$ 1,000	$ 0	$ 1,000	$ 12,000